SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued marketing expenses			$ 422,374
Accrued professional expenses		913,972	117,783
Accrued data and IT service expenses		7,780	39,119
Accrued trading-related expenses		113	4,866
Accrued payroll and related payments		348,354	33,666
Accrued utilities and office expenses		7,130	3,247
Others		376	5,553
Accruals and other current liabilities	$ 164,825	$ 1,277,725	$ 626,608